CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (80,293)	$ (45,025)	$ (50,118)
Other comprehensive income:
Foreign currency translation adjustments	(546)	205	51
Unrealized gain on cash flow hedge	602	0	59
Other comprehensive income	56	205	110
Comprehensive loss	(80,237)	(44,820)	(50,008)
Less comprehensive loss attributable to redeemable non-controlling interest:
Net loss attributable to redeemable non-controlling interest	(1,169)	(1,311)	(696)
Foreign currency translation adjustments attributable to redeemable non-controlling interest	(266)	100	25
Comprehensive loss attributable to redeemable non-controlling interest	(1,435)	(1,211)	(671)
Comprehensive loss attributable to WalkMe Ltd.	$ (78,802)	$ (43,609)	$ (49,337)